Investment Portfolio	as of August 31, 2019 (Unaudited)

DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 100.5%
Alabama 0.3%
Southeast Alabama, State Gas Supply District Revenue Project, Series A, 4.0%, Mandatory Put 6/1/2024 @ 100, 6/1/2049	3,400,000	3,751,560
Arizona 2.5%
Arizona, Certificates of Participation, Series A, 5.0%, 10/1/2027	4,000,000	5,148,240
Arizona, State Lottery Revenue, 5.0%, 7/1/2024 (a)	9,450,000	11,132,951
Chandler, AZ, Industrial Development Authority, AMT, 5.0%, Mandatory Put 6/3/2024 @ 100, 6/1/2049	7,235,000	8,396,941
Maricopa County, AZ, Industrial Development Authority, Hospital Facility Revenue, Samaritan Health Services, Series B, ETM, 6.0%, 12/1/2019, INS: NATL	460,000	465,400
Yavapai County, AZ, Industrial Development Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A-2, AMT, 2.2%, Mandatory Put 6/3/2024 @ 100, 3/1/2028	1,750,000	1,805,195
		26,948,727
California 9.7%
California, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
Series M-049, 3.05%, 4/15/2034	2,495,000	2,715,907
Series M-050, 3.05%, 6/15/2037	7,455,000	8,125,428
California, Freddie Mac Multifamily ML Certificates, Series ML05, Class A, 3.35%, 11/25/2033, GTY: Freddie Mac	612,533	687,054
California, Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, 5.0%, 6/1/2032	5,000,000	6,074,650
California, Housing Finance Agency, Series A, 4.25%, 1/15/2035	1,777,778	2,129,280
California, State General Obligation, 5.25%, 10/1/2025	10,000,000	10,032,500
California, State General Obligation, Various Purposes:
4.0%, 9/1/2032	5,000,000	5,824,350
5.0%, 4/1/2036	7,000,000	9,095,450
5.25%, 9/1/2027	10,000,000	10,831,600
6.0%, 3/1/2033	3,765,000	3,856,527
California, State Health Facilities Financing Authority Revenue, Sutter Health Obligated Group, Series A, 5.0%, 11/15/2032	2,000,000	2,567,680
California, State Pollution Control Finance Authority, Solid Waste Disposal Revenue, Waste Management Project, Series A, AMT, 2.5%, Mandatory Put 5/1/2024 @ 100, 11/1/2038	5,500,000	5,758,775
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2031	10,000,000	10,279,200
San Diego, CA, Public Facilities Financing Authority, Water Revenue, Series A, Prerefunded 8/1/2020 @ 100, 5.25%, 8/1/2028	5,000,000	5,197,200
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series A, AMT, 5.0%, 5/1/2035	7,000,000	8,865,080
Santa Barbara County, CA, Solid Waste System Revenue, Certificate of Participation:
Series B, AMT, 5.0%, 12/1/2034	5,000,000	6,345,850
Series B, AMT, 5.0%, 12/1/2035	5,000,000	6,326,800
		104,713,331
Colorado 2.3%
Colorado, Health Facilities Authority Revenue, Sisters Leavenworth, Series A, 5.25%, 1/1/2025	2,500,000	2,533,425
Colorado, State Health Facilities Authority, Hospital Revenue, Valley View Hospital Association Project, 2.8%, Mandatory Put 5/15/2023 @ 100, 5/15/2042	2,925,000	3,043,375
Colorado, State Housing & Finance Authority:
Series F, 4.25%, 11/1/2049	1,905,000	2,127,275
Series H, 4.25%, 11/1/2049	2,500,000	2,792,725
Denver City & County, CO, Airport Revenue System:
Series B, 5.0%, 11/15/2022	1,500,000	1,680,825
Series A, AMT, 5.0%, 12/1/2034	10,000,000	12,565,900
		24,743,525
Connecticut 2.4%
Connecticut, State Health & Educational Facilities Authority Revenue, Series B, 1.8%, Mandatory Put 7/1/2024 @ 100, 7/1/2049	1,350,000	1,378,715
Connecticut, State Housing Finance Program Authority Revenue, Series A-1, 4.0%, 11/15/2047	4,540,000	4,885,312
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure Purpose:
Series A, 5.0%, 1/1/2027	8,000,000	9,962,160
Series A, 5.0%, 10/1/2027	8,000,000	9,191,200
		25,417,387
Florida 6.1%
Escambia County, FL, Housing Finance Authority Single Familty Mortgage Revenue, County Program, Series A, 4.75%, 4/1/2050	5,875,000	6,637,164
Florida, Housing Finance Authority, Single Family Mortgage Revenue, Series A, 144A, AMT, 6.375%, Mandatory Put 1/1/2026 @ 100, 1/1/2049	2,000,000	1,914,540
Florida, Reedy Creek Improvement District, Series A, 4.0%, 6/1/2032	1,500,000	1,734,210
Florida, State Department of Transportation, Florida Right-of-Way Acquisition & Bridge Construction, Series A, 4.0%, 7/1/2034	5,000,000	5,891,850
Florida, State Development Finance Corp., Solid Waste Water Disposal Revenue, 144A, AMT, 5.0%, 5/1/2029	1,500,000	1,662,690
Florida, Tohopekaliga Water Utility System Revenue, 4.0%, 10/1/2032	2,145,000	2,457,269
Lake County, FL, Educational Facilities Revenue, Imagine South Lake Charter School Project, Series A, 144A, 5.0%, 1/15/2029	750,000	859,110
Lee County, FL, School Board Certificates of Participation, Series A, 5.0%, 8/1/2027	4,360,000	5,089,864
Miami-Dade County, FL, Aviation Revenue, Series B, 5.0%, 10/1/2024	4,000,000	4,172,360
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A-1, Prerefunded 10/1/2020 @ 100, 5.5%, 10/1/2025	3,000,000	3,143,241
Series A-1, Prerefunded 10/1/2020 @ 100, 5.5%, 10/1/2026	4,400,000	4,610,086
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Baptist Hospital of Miami Project, Series A, ETM, 5.75%, 5/1/2021, INS: NATL	925,000	974,164
Miami-Dade County, FL, School Board, Certificates of Participation, Series D, 5.0%, 2/1/2029	7,000,000	8,454,950
Miami-Dade County, FL, Water & Sewer Systems Revenue, Prerefunded 10/1/2020 @ 100, 5.0%, 10/1/2027, INS: AGMC	10,000,000	10,425,500
Orlando & Orange County, FL, Expressway Authority Revenue, Series A, Prerefunded 7/1/2020 @ 100, 5.0%, 7/1/2028	7,500,000	7,741,950
		65,768,948
Georgia 7.6%
Atlanta, GA, Airport Revenue, Series C, 5.75%, 1/1/2023	2,460,000	2,613,602
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.0%, 11/1/2022	3,000,000	3,368,280
Series B, 5.25%, 11/1/2027, INS: AGMC	10,000,000	12,759,700
Burke County, GA, Development Authority, Pollution Control Revenue, Georgia Power Co., Plant Vogtle Project, 2.25%, Mandatory Put 5/25/2023 @ 100, 10/1/2032	1,000,000	1,021,190
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series E, 3.25%, Mandatory Put 2/3/2025 @ 100, 11/1/2045	8,800,000	9,257,600
Columbia County, GA, Water & Sewerage Revenue:
5.0%, 6/1/2030 (a)	600,000	791,250
5.0%, 6/1/2031 (a)	620,000	814,103
5.0%, 6/1/2032 (a)	1,630,000	2,132,268
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2029	10,300,000	11,147,381
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System Obligated Group:
Series B, 5.5%, 2/15/2029	2,110,000	2,150,618
Series B, Prerefunded 2/15/2020 @ 100, 5.5%, 2/15/2029	6,790,000	6,924,714
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024	1,705,000	2,026,614
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue:
Series C, 4.0%, Mandatory Put 12/1/2023 @ 100, 8/1/2048	8,250,000	9,079,208
Series B, 4.0%, Mandatory Put 12/2/2024 @ 100, 8/1/2049	5,000,000	5,687,250
Series A, 5.0%, 5/15/2035	1,135,000	1,526,098
Series A, 5.0%, 5/15/2036	2,000,000	2,712,560
Georgia, Municipal Electric Authority, Combined Cycle Project:
Series A, 5.0%, 11/1/2022	1,000,000	1,112,850
Series A, 5.0%, 11/1/2027	1,000,000	1,042,090
Georgia, Municipal Electric Authority, Project One, Series A, 5.0%, 1/1/2021	3,420,000	3,587,033
Monroe County, GA, Development Authority, Pollution Control Revenue, Georgia Power Co. Plant Scherer Project, Series 1st, 2.25%, 7/1/2025	2,295,000	2,352,260
		82,106,669
Guam 0.1%
Guam, Government Limited Obligation Revenue, Section 30, Series A, Prerefunded 12/1/2019 @ 100, 5.375%, 12/1/2024	1,000,000	1,010,560
Hawaii 2.2%
Hawaii, State Airports Systems Revenue:
Series A, AMT, 5.0%, 7/1/2035	2,500,000	3,118,800
Series A, AMT, 5.0%, 7/1/2033	1,650,000	2,074,100
Series A, AMT, 5.0%, 7/1/2034	2,000,000	2,502,540
Series A, 5.25%, 7/1/2027	2,335,000	2,413,549
Series A, 5.25%, 7/1/2028	5,010,000	5,177,234
Series A, 5.25%, 7/1/2029	3,155,000	3,259,273
Hawaii, State General Obligation, Series FK, 4.0%, 5/1/2032	4,400,000	5,118,784
		23,664,280
Illinois 6.7%
Chicago, IL, O'Hare International Airport Revenue, Series D, 5.0%, 1/1/2023	6,540,000	7,338,665
Chicago, IL, O'Hare International Airport Revenue, Senior Lien, Series A, AMT, 5.0%, 1/1/2036	2,500,000	3,095,700
Chicago, IL, State General Obligation, Series A, 5.5%, 1/1/2035	2,000,000	2,430,880
Chicago, IL, Waterworks Revenue:
Series 2017-2, 5.0%, 11/1/2023	650,000	741,585
Series 2017-2, 5.0%, 11/1/2024	1,000,000	1,169,610
Illinois, Railsplitter Tobacco Settlement Authority Revenue, 5.25%, 6/1/2020	3,000,000	3,086,220
Illinois, Regional Transportation Authority, Series A, 5.5%, 7/1/2024, INS: NATL	5,000,000	5,954,800
Illinois, State General Obligation:
Series B, 5.0%, 10/1/2023	6,200,000	6,869,910
5.0%, 2/1/2024	6,170,000	6,833,645
Series A, 5.0%, 12/1/2024	5,000,000	5,632,750
Illinois, State Housing Development Authority Revenue, Series C, 4.0%, 10/1/2049	7,320,000	8,100,751
Illinois, State Housing Development Authority, Multi-Family Housing Revenue, Morningside North Apartments, Series FN, 3.07%, 6/1/2036	1,996,750	2,142,054
Illinois, State Municipal Electric Agency, Power Supply Revenue, Series A, 5.0%, 2/1/2028	6,500,000	7,787,585
Illinois, State Toll Highway Authority Revenue:
Series A, 5.0%, 1/1/2028	1,250,000	1,396,575
Series A-1, 5.25%, 1/1/2030	5,000,000	5,062,050
Rockford-Concord Commons, IL, Housing Facility, Concord Commons Project, Series A, 6.15%, 11/1/2022	505,000	506,641
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2029	3,500,000	4,106,690
		72,256,111
Indiana 2.3%
Indiana, Rockport Pollution Control Revenue, Michigan Power Co. Project, Series A, 3.05%, 6/1/2025	3,700,000	3,987,712
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2033	2,000,000	2,333,420
Indiana, Transportation Finance Authority Highway Revenue, Series A, 5.5%, 12/1/2022	10,000,000	10,761,300
Indiana, Wastewater Utility Revenue, CWA Authority Project, Series A, 5.0%, 10/1/2027	1,565,000	1,746,603
Indianapolis, IN, Local Public Improvement Bond Bank, Series K, 5.0%, 6/1/2026	5,355,000	5,687,492
		24,516,527
Kansas 0.7%
Kansas, State Development Finance Authority, Hospital Revenue, Adventist Health System, Series C, Prerefunded 11/15/2019 @ 100, 5.5%, 11/15/2022	105,000	105,872
Kansas, State Development Finance Authority, Sisters of Charity of Leavenworth Health System, Inc.:
Series A, 5.25%, 1/1/2025	995,000	1,008,472
Series A, Prerefunded 1/1/2020 @ 100, 5.25%, 1/1/2025	6,505,000	6,588,784
		7,703,128
Kentucky 0.7%
Kentucky, State Public Energy Authority, Gas Supply Revenue, Series B, 4.0%, Mandatory Put 1/1/2025 @ 100, 1/1/2049	7,160,000	8,027,004
Louisiana 0.1%
New Orleans, LA, Aviation Board Special Facility Revenue, Parking Facilities Corp., Consol Garage System, Series A, 5.0%, 10/1/2035, INS: AGMC	1,250,000	1,540,550
Maine 0.8%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.25%, 7/1/2031	8,040,000	8,300,978
Maryland 0.9%
Gaithersburg, MD, Economic Development Revenue, Asbury Obligated Group, Series A, 5.0%, 1/1/2033	2,500,000	2,877,400
Maryland, State Community Development Administration, Department of Housing & Community Development, Series B, 4.0%, 9/1/2049	4,225,000	4,672,681
Maryland, State Economic Development Corp. Revenue, Transportation Facilities Projects:
Series A, 5.0%, 6/1/2031	1,000,000	1,238,340
Series A, 5.0%, 6/1/2032	500,000	617,145
		9,405,566
Massachusetts 3.6%
Massachusetts, Metropolitan Boston Transit Parking Corp., Systemwide Parking Revenue, Senior Lien, 5.0%, 7/1/2028	3,760,000	4,012,183
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series J-2, 5.0%, 7/1/2033	1,000,000	1,254,250
Series J-2, 5.0%, 7/1/2034	2,000,000	2,500,700
Massachusetts, State Development Finance Agency Revenue, Suffolk University, 5.0%, 7/1/2031	9,610,000	11,689,604
Massachusetts, State Development Finance Agency Revenue, Wellforce Obligated Group:
Series A, 5.0%, 7/1/2034	1,325,000	1,643,212
Series A, 5.0%, 7/1/2036	2,000,000	2,459,800
Massachusetts, State Educational Financing Authority, Series B, AMT, 3.0%, 7/1/2035	3,000,000	3,136,530
Massachusetts, State Housing Finance Agency, Series 162, 2.75%, 12/1/2041	265,000	267,279
Massachusetts, State Port Authority:
Series A, AMT, 5.0%, 7/1/2035	5,000,000	6,354,750
Series A, AMT, 5.0%, 7/1/2036	4,000,000	5,068,560
		38,386,868
Michigan 1.8%
Michigan, State Building Authority Revenue, Facilities Program, Series II-A, 5.0%, 10/15/2024	1,610,000	1,739,331
Michigan, State Finance Authority Revenue, Henry Ford Health System, 5.0%, 11/15/2031	10,700,000	13,035,489
Michigan, State Strategic Fund Ltd., Obligation Revenue, Improvement Project:
Series I-75, AMT, 5.0%, 6/30/2032	1,320,000	1,647,611
Series I-75, AMT, 5.0%, 12/31/2032	700,000	872,641
Series I-75, AMT, 5.0%, 12/31/2033	1,600,000	1,989,200
		19,284,272
Mississippi 2.2%
Mississippi, Development Bank Special Obligation, Department of Corrections:
Series C, Prerefunded 8/1/2020 @ 100, 5.25%, 8/1/2027	6,110,000	6,343,586
Series D, Prerefunded 8/1/2020 @ 100, 5.25%, 8/1/2027	5,000,000	5,191,150
Mississippi, State Gaming Tax Revenue:
Series E, 5.0%, 10/15/2028	4,755,000	5,748,985
Series A, 5.0%, 10/15/2036	4,000,000	5,039,200
Warren County, MS, Gulf Opportunity Zone, International Paper Company Project, 2.9%, Mandatory Put 9/1/2023 @ 100, 9/1/2032	1,500,000	1,569,975
		23,892,896
Missouri 0.1%
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Project, Series B, 2.875%, 2/1/2034	1,540,000	1,551,581
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	65,000	65,302
		1,616,883
Nebraska 0.0%
Nebraska, State Investment Finance Authority, Single Family Housing Revenue, Series C, 4.5%, 9/1/2043	40,000	40,000
Nevada 0.3%
Nevada, State Housing Division, Single Family Mortgage Revenue, Series A, 4.0%, 4/1/2049	3,100,000	3,430,460
New Jersey 2.5%
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	1,490,000	1,515,553
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue, Series B, AMT, 3.25%, 12/1/2039	1,500,000	1,552,365
New Jersey, State Transportation Trust Fund Authority:
Series B, 5.25%, 6/15/2025	5,000,000	5,338,550
Series B, 5.25%, 6/15/2026	5,000,000	5,337,900
New Jersey, State Transportation Trust Fund Authority Revenue, Federal Highway Reimbursement Notes:
Series A, 5.0%, 6/15/2029	970,000	1,161,730
Series A, 5.0%, 6/15/2031	970,000	1,147,859
New Jersey, State Transportation Trust Fund Authority, Transportation Program Bonds, Series AA, 5.0%, 6/15/2031	2,250,000	2,747,520
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series A, 5.0%, 12/15/2033	1,070,000	1,293,245
Series A, 5.0%, 12/15/2034	1,715,000	2,065,975
Series A, 5.0%, 12/15/2036	715,000	856,213
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2029	3,000,000	3,711,660
		26,728,570
New Mexico 0.4%
New Mexico, Mortgage Finance Authority, Single Family Mortgage:
"I", Series E, 5.3%, 9/1/2040	195,000	195,000
"I", Series D, 5.35%, 9/1/2040	80,000	80,000
New Mexico, State Mortgage Finance Authority, Series C, 4.0%, 7/1/2050	3,820,000	4,218,884
		4,493,884
New York 9.8%
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Montefiore Obligated Group:
Series A, 5.0%, 8/1/2031	3,500,000	4,396,910
Series A, 5.0%, 8/1/2032	1,270,000	1,589,621
Series A, 5.0%, 8/1/2033	830,000	1,035,724
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine, Series A, 5.0%, 7/1/2021	1,000,000	1,030,250
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, 5.0%, 5/1/2028	8,820,000	10,586,029
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2029	10,000,000	10,702,300
New York, State Liberty Development Corporation, Second Priority Liberty Revenue, "1", 2.45%, 9/15/2069 (a)	3,000,000	3,110,820
New York, State Thruway Authority, Series J, 5.0%, 1/1/2028	10,000,000	11,577,300
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project, AMT, 5.0%, 1/1/2028	3,965,000	4,916,917
New York, TSASC, Inc., Series A, 5.0%, 6/1/2022	1,000,000	1,098,470
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series FF-2, 4.0%, 6/15/2036	3,000,000	3,562,500
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series B1, 5.0%, 11/1/2027	750,000	877,500
Series B1, 5.0%, 11/1/2028	1,175,000	1,373,011
Series D-1, 5.0%, 11/1/2028	4,715,000	5,110,023
Series E-1, 5.0%, 2/1/2029	3,055,000	3,332,486
Series B1, 5.0%, 11/1/2029	935,000	1,097,484
New York City, NY, Transitional Finance Authority, Building Aid Revenue:
Series S-2, 5.0%, 7/15/2028	6,750,000	8,208,877
Series S-3, 5.0%, 7/15/2035	5,000,000	6,344,350
New York, NY, General Obligation:
Series F, 5.0%, 8/1/2024	9,000,000	9,839,970
Series D-1, 5.0%, 8/1/2029	8,620,000	9,920,758
Triborough, NY, Bridge & Tunnel Authority Revenues, Series A, 5.0%, 11/15/2028	4,975,000	5,648,714
		105,360,014
North Carolina 0.6%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,000,000	1,035,180
North Carolina, State Grant Anticipation Revenue, 5.0%, 3/1/2024	4,625,000	5,408,290
		6,443,470
North Dakota 0.6%
Fargo, ND, Sanford Health Systems Revenue, 5.5%, 11/1/2021	1,250,000	1,363,250
North Dakota, State Housing Finance Agency, Series C, 4.0%, 1/1/2050	4,500,000	5,071,140
		6,434,390
Ohio 1.4%
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2027	3,000,000	3,248,040
Lucas County, OH, Hospital Revenue, Promedica Healthcare:
Series D, 5.0%, 11/15/2024	1,805,000	1,927,921
Series D, Prerefunded 11/15/2021 @ 100, 5.0%, 11/15/2024	995,000	1,078,769
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems 2010 Project, 5.5%, 11/15/2030, INS: AGMC	5,000,000	5,142,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Series B, 4.5%, 3/1/2050	1,730,000	1,957,339
Ohio, State Turnpike Commission, Infrastructure Projects, Series A-1, 5.25%, 2/15/2029	1,310,000	1,482,475
		14,836,544
Oregon 2.4%
Oregon, State Article Projects, Series A, 5.0%, 5/1/2024	3,945,000	4,658,808
Oregon, State General Obligation, Series L, 5.0%, 5/1/2025	3,000,000	3,194,370
Oregon, State Housing & Community Services Department, Mortgage Revenue, Series A, 4.5%, 1/1/2049	5,080,000	5,621,528
Port of Portland, OR, Airport Revenue, Passenger Facility Charge, Portland International Airport:
Series A, 5.5%, 7/1/2026	4,025,000	4,357,063
Series A, 5.5%, 7/1/2029	7,000,000	7,557,550
		25,389,319
Pennsylvania 6.2%
Allegheny County, PA, Hospital Development Authority, Allegheny Health Network Obligated Group, Series A, 5.0%, 4/1/2034	5,000,000	6,144,150
Emmaus, PA, General Authority Revenue, Series A, 1.31% *, 9/6/2019, LOC: U.S. Bank NA	100,000	100,000
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project, 5.0%, 12/1/2038	1,000,000	1,120,200
Montgomery County, PA, Higher Education & Health Authority, State Presbyterian Homes, Inc. Project:
5.0%, 12/1/2027	2,735,000	3,135,623
5.0%, 12/1/2032	2,745,000	3,109,399
Montgomery County, PA, Industrial Development Authority, Meadowood Senior Living Project, Series A, 5.0%, 12/1/2033	8,435,000	9,797,084
Pennsylvania, State Certificates of Participation:
Series A, 5.0%, 7/1/2029	300,000	379,284
Series A, 5.0%, 7/1/2031	850,000	1,063,656
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group, Series A, 5.0%, 2/1/2028	3,000,000	3,540,930
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 2.15%, Mandatory Put 7/1/2024 @ 100, 7/1/2041, GTY: Waste Management, Inc.	1,250,000	1,281,800
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, 3.5%, 10/1/2041	3,170,000	3,300,033
Series 122, 4.0%, 10/1/2046	6,230,000	6,679,682
Pennsylvania, State Turnpike Commission Revenue:
Series C, 5.0%, 12/1/2028	2,950,000	3,501,916
Series B, 5.0%, 6/1/2029	5,000,000	6,015,500
Series C, Prerefunded 12/1/2023 @ 100, 5.5%, 12/1/2026	2,120,000	2,502,596
Series C, Prerefunded 12/1/2023 @ 100, 5.5%, 12/1/2027	2,820,000	3,328,925
Series C, Prerefunded 12/1/2023 @ 100, 5.5%, 12/1/2028	1,000,000	1,180,470
Philadelphia, PA, School District:
Series F, 5.0%, 9/1/2030	8,970,000	10,789,026
Series F, Prerefunded 9/1/2026 @ 100, 5.0%, 9/1/2030	30,000	37,646
		67,007,920
Rhode Island 0.3%
Rhode Island, State Health & Educational Building Corp., Higher Education Facility Revenue, Roger Williams University, Series A, 1.34% *, 9/6/2019, LOC: U.S. Bank NA	3,305,000	3,305,000
South Carolina 0.7%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2025	2,755,000	3,003,115
South Carolina, State Housing Finance & Development Authority, Mortgage Revenue, Series A, 4.0%, 1/1/2050	4,000,000	4,463,840
		7,466,955
Tennessee 2.4%
Greeneville, TN, Health & Educational Facilities Board, Hospital Revenue, Ballad Health Obligation Group, Series A, 5.0%, 7/1/2035	2,500,000	3,057,475
Loudon, TN, Industrial Development Board, Pollution Control Revenue, 1.35% *, 9/6/2019, LOC: Citibank NA	2,300,000	2,300,000
Shelby County, TN, State General Obligation, Series B, 4.0%, 4/1/2034	3,330,000	3,944,918
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038	2,320,000	2,379,276
Tennessee, State Energy Acquisition Corp., Gas Revenue, Series A, 4.0%, Mandatory Put 11/1/2025 @ 100, 11/1/2049	6,000,000	6,745,500
Tennessee, State Housing Development Agency, Homeownership Program:
Series 2C, 4.0%, 7/1/2038	615,000	634,643
Series 1C, 4.5%, 7/1/2037	655,000	679,759
Tennessee, State Housing Development Agency, Residential Financing Program Revenue, Series 2, 4.0%, 1/1/2048	5,500,000	6,140,970
		25,882,541
Texas 11.4%
Allen, TX, Independent School District, 5.0%, 2/15/2025	520,000	548,917
Dallas, TX, Waterworks & Sewer Systems Revenue:
5.0%, 10/1/2029	970,000	1,010,197
5.0%, 10/1/2030	1,210,000	1,259,743
El Paso, TX, Independent School District, 4.0%, 8/15/2035	5,000,000	5,790,450
Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax, Series A, 5.0%, 11/1/2031	2,795,000	3,021,032
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2026	4,000,000	4,279,560
Series B, 5.0%, 7/1/2027	9,600,000	10,596,960
Houston, TX, General Obligation, Series A, 5.0%, 3/1/2026	865,000	868,477
Houston, TX, Utility Systems Revenue, Series A, Prerefunded 11/15/2020 @ 100, 5.25%, 11/15/2028	2,500,000	2,624,250
Houston, TX, Utility Systems Revenue, First Lien:
Series A, 5.0%, 11/15/2032 (a)	1,430,000	1,836,392
Series A, 5.0%, 11/15/2033 (a)	1,525,000	1,950,795
Humble, TX, Independent School District, School Building, Series A, 5.0%, 2/15/2029	1,335,000	1,405,475
Leander, TX, Independent School District, Series C, 5.0%, 8/15/2025	4,205,000	5,134,053
Lubbock, TX, General Obligation, 5.0%, 2/15/2029	2,000,000	2,108,840
Mission, TX, Economic Development Corp. Revenue, Senior Lien-Natgasoline Project, AMT, 144A, 4.625%, 10/1/2031	1,665,000	1,800,281
North Texas, Tollway Authority Revenue, Special Projects Systems:
Series D, Prerefunded 9/1/2021 @ 100, 5.25%, 9/1/2027	5,080,000	5,493,156
Series A, Prerefunded 9/1/2021 @ 100, 5.5%, 9/1/2028	1,240,000	1,346,938
Northside, TX, Independent School District:
1.6%, Mandatory Put 8/1/2024 @ 100, 8/1/2049	3,000,000	3,033,540
2.75%, Mandatory Put 8/1/2023 @ 100, 8/1/2048	1,540,000	1,622,914
Plano, TX, General Obligation, 5.0%, 9/1/2029	645,000	657,300
San Antonio, TX, General Obligation, 5.0%, 8/1/2032	3,500,000	4,603,725
San Antonio, TX, Water Systems Revenue, Junior Lien, Series E, 5.0%, 5/15/2027	1,900,000	2,158,780
Socorro, TX, Independent School District:
Series A, 4.0%, 8/15/2032	1,500,000	1,754,820
Series B, 4.0%, 8/15/2032	3,000,000	3,509,640
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, Prerefunded 8/15/2020 @ 100, 5.25%, 8/15/2023	2,500,000	2,597,249
Texas, Aldine Independent School District, 4.0%, 2/15/2032	3,000,000	3,461,010
Texas, Dallas-Fort Worth International Airport Revenue:
Series C, 5.0%, 11/1/2025	4,605,000	4,814,251
Series C, 5.0%, 11/1/2026	3,290,000	3,438,313
Texas, Grand Parkway Transportation Corp., 5.0%, 2/1/2023	6,460,000	7,245,213
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020	3,790,000	3,926,213
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026	9,715,000	11,463,020
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue, 5.0%, 12/15/2022	5,000,000	5,553,100
Texas, State Water Development Board, Series A, 4.0%, 10/15/2032	5,000,000	5,843,150
Texas, State Water Development Board, State Water Implementation Fund, Series A, 4.0%, 10/15/2034	4,900,000	5,691,595
		122,449,349
Utah 1.3%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 5.0%, 7/1/2035	5,000,000	6,191,800
Utah, State General Obligation, 5.0%, 7/1/2023	7,000,000	8,050,630
		14,242,430
Virginia 2.8%
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century College, Series B, 4.0%, 2/1/2029	18,755,000	21,725,042
Virginia, State Public School Authority, School Financing, Series B, 4.0%, 8/1/2029	7,060,000	8,290,558
		30,015,600
Washington 2.6%
Washington, State Convention Center Public Facilities District:
5.0%, 7/1/2033	1,000,000	1,254,250
5.0%, 7/1/2034	1,500,000	1,875,525
5.0%, 7/1/2035	2,000,000	2,493,200
Washington, State General Obligation, Series A, Prerefunded 8/1/2021 @ 100, 5.0%, 8/1/2032	14,000,000	15,053,080
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, 5.0%, 8/15/2029	2,300,000	2,772,489
Washington, State Housing Finance Commission, Homeownership Program, Series A, 4.7%, 10/1/2028	100,000	100,507
Washington, State Housing Finance Commission, Horizon House Project:
144A, 5.0%, 1/1/2028	750,000	885,825
144A, 5.0%, 1/1/2029	840,000	989,948
144A, 5.0%, 1/1/2031	1,030,000	1,201,753
144A, 5.0%, 1/1/2033	1,050,000	1,216,782
		27,843,359
West Virginia 0.3%
West Virginia, State Hospital Finance Authority Revenue, State University Health System Obligated Group, Series A, 5.0%, 6/1/2032	2,400,000	2,914,416
Wisconsin 0.4%
Wisconsin, State General Obligation, Series A, Prerefunded 5/1/2021 @ 100, 5.25%, 5/1/2026	3,500,000	3,740,380
Wisconsin, State Health & Educational Facilities Authority Revenue, Children's Hospital of Wisconsin, Series B, Prerefunded 2/15/2020 @ 100, 5.375%, 8/15/2024	1,000,000	1,018,970
		4,759,350
Other 1.0%
Freddie Mac Multifamily, Class A, 3.4%, 1/25/2036, GTY: Freddie Mac	1,479,415	1,671,828
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series M024, AMT, 2.304%, 5/15/2027, LIQ: Freddie Mac	1,925,000	1,966,734
"A", Series M-053, 2.55%, 6/15/2035	7,000,000	7,292,390
		10,930,952
Total Municipal Bonds and Notes (Cost $1,014,999,074)		1,083,030,293
	Shares	Value ($)
Open-End Investment Companies 0.5%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 1.195% ** (Cost $5,772,368)	5,771,680	5,772,257
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,020,771,442)	101.0	1,088,802,550
Other Assets and Liabilities, Net	(1.0)	(10,868,588)
Net Assets	100.0	1,077,933,962

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of August 31, 2019. Date shown reflects the earlier of demand date or stated maturity date.
** Current yield; not a coupon rate.
(a) When-issued security.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (b)	$—	$1,083,030,293	$—	$1,083,030,293
Open-End Investment Companies	5,772,257	—	—	5,772,257
Total	$5,772,257	$1,083,030,293	$—	$1,088,802,550

(b)	See Investment Portfolio for additional detailed categorizations.